Subsequent Events - Schedule of Outstanding Shares Immediately After Stock Split (Detail) - shares	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Outstanding shares		17,891,131,350	17,891,131,350
Major ordinary share transactions after stock split [member]
Disclosure of non-adjusting events after reporting period [line items]
Outstanding shares	16,806,658,096
% of the capital stock	100.00%
% of ordinary shares with full voting rights	100.00%
Major ordinary share transactions after stock split [member] | Series A shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholders	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.
Outstanding shares	7,936,628,152
% of the capital stock	47.223%
% of ordinary shares with full voting rights	55.968%
Major ordinary share transactions after stock split [member] | Series D shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholders	Wholly-owned subsidiaries of The Coca-Cola Company
Outstanding shares	4,668,365,424
% of the capital stock	27.777%
% of ordinary shares with full voting rights	32.921%
Major ordinary share transactions after stock split [member] | Series B shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholders	Public float
Outstanding shares	1,575,624,195
% of the capital stock	9.375%
% of ordinary shares with full voting rights	11.111%
Major ordinary share transactions after stock split [member] | Series L share [member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholders	Public float
Outstanding shares	2,626,040,325
% of the capital stock	15.625%
% of ordinary shares with full voting rights	0.00%